Taxes - Tax Loss Carry-forwards (Detail) kr in Millions	Dec. 31, 2024 SEK (kr)
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	kr 25,354
Recognized tax loss Tax value	5,603
Unrecognized tax loss Tax loss carry-forwards	11,247
Unrecognized tax loss Tax value	2,455
2025 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	58
Recognized tax loss Tax value	10
Unrecognized tax loss Tax loss carry-forwards	136
Unrecognized tax loss Tax value	19
2026 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	2
Recognized tax loss Tax value	1
Unrecognized tax loss Tax loss carry-forwards	160
Unrecognized tax loss Tax value	26
2027 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	10
Recognized tax loss Tax value	2
Unrecognized tax loss Tax loss carry-forwards	1,331
Unrecognized tax loss Tax value	327
2028 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	59
Recognized tax loss Tax value	15
Unrecognized tax loss Tax loss carry-forwards	450
Unrecognized tax loss Tax value	107
2029 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	300
Recognized tax loss Tax value	85
Unrecognized tax loss Tax loss carry-forwards	118
Unrecognized tax loss Tax value	16
2030 or later (also includes unlimited carry-forwards) [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	24,925
Recognized tax loss Tax value	5,490
Unrecognized tax loss Tax loss carry-forwards	9,052
Unrecognized tax loss Tax value	kr 1,960